S000014609 [Member] Expense Example, No Redemption - Nuveen Small/Mid Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 698
Expense Example, No Redemption, 3 Years	964
Expense Example, No Redemption, 5 Years	1,254
Expense Example, No Redemption, 10 Years	2,077
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	206
Expense Example, No Redemption, 3 Years	643
Expense Example, No Redemption, 5 Years	1,110
Expense Example, No Redemption, 10 Years	2,403
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	332
Expense Example, No Redemption, 5 Years	580
Expense Example, No Redemption, 10 Years	1,289
Class R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	91
Expense Example, No Redemption, 3 Years	288
Expense Example, No Redemption, 5 Years	504
Expense Example, No Redemption, 10 Years	$ 1,126